Annual Fund Operating Expenses	Oct. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF | AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF | AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped May ETF | AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%